INVESCO VALUE TRUST
                    INVESCO Intermediate Government Bond Fund
                            INVESCO Total Return Fund
                            INVESCO Value Equity Fund

                Supplement to Prospectuses dated January 1, 1998

The section of the INVESCO Intermediate Government Bond Fund's Prospectus entitled "The Trust and Its Management" is amended to (1) delete the tenth paragraph, and (2) substitute the following paragraph in its place:

     Out of the advisory fee which it receives from the Fund, IFG pays ICM, as the Fund's sub-adviser, a monthly fee based upon the average daily value of the Fund's net assets. Based upon approval of the Trust's board of trustees at a meeting held May 14, 1998, the calculation of subadvisory fees of the Fund has been changed from 33.33% of the advisory fee (0.20% on the first $500 million of the Fund's average net assets, 0.1667% on the next $500 million of the Fund's average net assets and 0.1333% on the Fund's average net assets in excess of $1 billion) to 40% of the advisory fee (0.24% on the first $500 million of the Fund's average net assets, 0.20% on the next $500 million of the Fund's average net assets and 0.16% on the Fund's average net assets in excess of $1 billion). No fee is paid by the Fund to ICM.

The section of the INVESCO Total Return Fund's Prospectus entitled "The Trust and Its Management" is amended to (1) delete the twelfth paragraph, and (2) substitute the following paragraph in its place:

     Out of the advisory fee which it receives from the Fund, IFG pays ICM, as the Fund's sub-adviser, a monthly fee based upon the average daily value of the Fund's net assets. Based upon approval of the Trust's board of trustees at a meeting held May 14, 1998, the calculation of subadvisory fees of the Fund has been changed from 33.33% of the advisory fee (0.25% on the first $500 million of the Fund's average net assets, 0.2167% on the next $500 million of the Fund's average net assets and 0.1667% on the Fund's average net assets in excess of $1 billion) to 40% of the advisory fee (0.30% on the first $500 million of the Fund's average net assets, 0.26% on the next $500 million of the Fund's average net assets and 0.20% on the Fund's average net assets in excess of $1 billion). No fee is paid by the Fund to ICM.

The section of the INVESCO Value Equity Fund's Prospectus entitled "The Trust and Its Management" is amended to (1) delete the tenth paragraph, and (2) substitute the following paragraph in its place:

     Out of the advisory fee which it receives from the Fund, IFG pays ICM, as the Fund's sub-adviser, a monthly fee based upon the average daily value of the Fund's net assets. Based upon approval of the Trust's board of trustees at a meeting held May 14, 1998, the calculation of subadvisory fees of the Fund has been changed from 33.33% of the advisory fee (0.25% on the first $500 million of the Fund's average net assets, 0.2167% on the next $500 million of the Fund's average net assets and 0.1667% on the Fund's average net assets in excess of $1 billion) to 40% of the advisory fee (0.30% on the first $500 million of the Fund's average net assets, 0.26% on the next $500 million of the Fund's average net assets and 0.20% on the Fund's average net assets in excess of $1 billion). No fee is paid by the Fund to ICM.

The date of this Supplement is August 1, 1998.



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                               INVESCO VALUE TRUST

                Supplement to Statement of Additional Information
                              dated January 1, 1998

The section of the INVESCO Value Trust's Statement of Additional Information entitled "The Trust and Its Management: Advisory Agreement" is amended to (1) delete the third paragraph, and (2) substitute the following paragraph in its place:

     The Sub-Agreement provides that as compensation for its services, ICM shall receive from IFG, at the end of each month, a fee based upon the average daily value of each Fund's net assets. Based upon approval of the Trust's board of trustees at a meeting held May 14, 1998, the calculation of the subadvisory fees of the Funds have been changed from 33.33% of the advisory fee (with respect to the Value Equity and Total Return Funds, 0.25% on the first $500 million of each Fund's average net assets; 0.2167% on the next $500 million of each Fund's assets; and 0.1667% on each Fund's average net assets in excess of $1 billion; and with respect to the Intermediate Governmental Bond Fund, 0.20% on the first $500 million of the Fund's average net assets; 0.1667% on the next $500 million of the Fund's average net assets; and 0.1333% on the Fund's average net assets in excess of $1 billion) to 40% of the advisory fee (with respect to the Value Equity and Total Return Funds, 0.30% on the first $500 million of each Fund's average net assets; 0.26% on the next $500 million of each Fund's assets; and 0.20% on each Fund's average net assets in excess of $1 billion; and with respect to the Intermediate Governmental Bond Fund, 0.24% on the first $500 million of the Fund's average net assets; 0.20% on the next $500 million of the Fund's average net assets; and 0.16% on the Fund's average net assets in excess of $1 billion). The sub-advisory fees are paid by IFG, not the Funds.

The  date of this Supplement is August 1, 1998.